STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 111	$ 235,351	$ 4,628	$ (208,202)	$ 31,888
Balance, shares at Dec. 31, 2013	41,002,113
Options exercised	$ 1	1,422			1,423
Options exercised, shares	389,289
Issuance of shares, net	$ 21	70,697			70,718
Issuance of shares, net, shares	7,263,090
Issuance of shares in respect to Termination and Equity Conversion Agreement	$ 4	12,950			12,954
Issuance of shares in respect to Termination and Equity Conversion Agreement, shares	1,600,000
Stock-based compensation relating to options issued to non-employees		361			361
Stock-based compensation relating to options issued to employees and directors		3,272			3,272
Changes in other comprehensive income from marketable securities			(3,547)		(3,547)
Changes in other comprehensive income from foreign currency derivative contracts			141		141
Net loss				(11,094)	(11,094)
Balance at Dec. 31, 2014	$ 137	324,053	1,222	(219,296)	106,116
Balance, shares at Dec. 31, 2014	50,254,492
Options exercised	$ 1	971			972
Options exercised, shares	317,752
Stock-based compensation relating to options issued to non-employees		299			299
Stock-based compensation relating to options issued to employees and directors		3,474			3,474
Changes in other comprehensive income from marketable securities			(641)		(641)
Changes in other comprehensive income from foreign currency derivative contracts			(160)		(160)
Net loss				(20,163)	(20,163)
Balance at Dec. 31, 2015	$ 138	328,797	421	(239,459)	$ 89,897
Balance, shares at Dec. 31, 2015	50,572,244				50,572,244
Options exercised	$ 2	2,456			$ 2,458
Options exercised, shares	559,290
Stock-based compensation relating to options issued to non-employees		152			152
Stock-based compensation relating to options issued to employees and directors		2,932			2,932
Changes in other comprehensive income from marketable securities			(440)		(440)
Changes in other comprehensive income from foreign currency derivative contracts			26		26
Net loss				(31,506)	(31,506)
Balance at Dec. 31, 2016	$ 140	$ 334,337	$ 7	$ (270,965)	$ 63,519
Balance, shares at Dec. 31, 2016	51,131,534				51,131,534